Label	Element	Value
Other Real Estate, Roll Forward [Table Text Block]	us-gaap_OtherRealEstateRollForwardTableTextBlock	Transactions in OREO for the years ended December 31, 2020, 2019 and 2018 are summarized below.

	2020	2019	2018
Balance, beginning of year	$677,740	$722,442	$1,115,671
Additions	368,510	832,800	435,550
Sales	(532,640)	(855,502)	(772,779)
Write-downs	(15,000)	(22,000)	(56,000)
Balance, end of year	$498,610	$677,740	$722,442